Schedule of Investments (unaudited)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.6%
ANZ Group Holdings Ltd.	52,955	$1,201,431
Aristocrat Leisure Ltd.	7,152	273,353
ASX Ltd.	2,831	107,921
Brambles Ltd.	14,006	220,726
Cochlear Ltd.	2,304	421,068
Commonwealth Bank of Australia	23,691	2,367,712
Computershare Ltd.	8,818	207,308
CSL Ltd.	4,726	576,748
Evolution Mining Ltd.	21,903	170,543
Goodman Group	52,453	1,020,848
Lynas Rare Earths Ltd.(a)	7,892	75,231
Macquarie Group Ltd.	5,113	660,424
Medibank Pvt Ltd.	30,545	94,988
National Australia Bank Ltd.	52,746	1,386,844
Northern Star Resources Ltd.	28,608	514,380
QBE Insurance Group Ltd.	14,226	179,406
REA Group Ltd.	1,043	133,956
Scentre Group	276,097	738,145
SGH Ltd.	3,287	101,867
Sigma Healthcare Ltd.	111,303	209,952
Stockland	147,510	581,648
Suncorp Group Ltd.	43,844	503,766
Transurban Group	131,120	1,282,327
Vicinity Ltd.	575,921	928,443
Wesfarmers Ltd.	24,585	1,319,327
Westpac Banking Corp.	27,416	675,307
		15,953,669
Austria — 0.3%
Erste Group Bank AG	4,922	538,002
Verbund AG	5,662	417,467
		955,469
Belgium — 1.3%
Anheuser-Busch InBev SA	17,026	1,049,574
Argenx SE(a)	477	434,830
D'ieteren Group	918	159,887
Elia Group SA, Class B	2,086	251,938
Groupe Bruxelles Lambert NV	2,747	237,603
KBC Group NV	5,513	678,663
Lotus Bakeries NV	12	107,829
Sofina SA	380	107,177
UCB SA	2,748	768,104
		3,795,605
Canada — 13.8%
Agnico Eagle Mines Ltd.	10,728	1,870,385
Alamos Gold Inc., Class A	15,296	573,771
AtkinsRealis Group Inc.	5,662	353,710
Bank of Montreal	6,705	846,228
BCE Inc.	8,247	193,981
Brookfield Asset Management Ltd., Class A	3,487	183,701
CAE Inc.(a)	11,175	300,436
Cameco Corp.	4,967	440,737
Canadian Imperial Bank of Commerce	17,135	1,476,912
CCL Industries Inc., Class B, NVS	2,533	155,121
Celestica Inc.(a)	2,156	740,425
CGI Inc.	4,923	436,938
Constellation Software Inc.	231	565,330
Dollarama Inc.	9,983	1,435,532
Element Fleet Management Corp.	22,052	586,549
Fairfax Financial Holdings Ltd.	298	512,195
FirstService Corp.	900	141,146
Security	Shares	Value
Canada (continued)
GFL Environmental Inc.	6,407	$291,684
Gildan Activewear Inc.	4,768	266,301
Great-West Lifeco Inc.	11,622	537,667
Hydro One Ltd.(b)	51,703	2,030,456
iA Financial Corp. Inc.	4,819	564,473
IGM Financial Inc.	7,152	292,488
Intact Financial Corp.	5,411	1,103,341
Ivanhoe Mines Ltd., Class A(a)(c)	79,344	828,954
Kinross Gold Corp.	34,270	964,744
Loblaw Companies Ltd.	28,012	1,245,902
Lundin Gold Inc.	2,895	243,789
Lundin Mining Corp.	34,270	641,528
Manulife Financial Corp.	41,920	1,477,077
Metro Inc./CN	8,344	602,103
National Bank of Canada	5,960	721,239
Open Text Corp.	2,162	72,621
Pan American Silver Corp.	10,952	500,166
Power Corp. of Canada	17,284	878,764
RB Global Inc.	1,639	161,114
Restaurant Brands International Inc.	6,447	467,384
Rogers Communications Inc., Class B, NVS	7,976	312,031
Royal Bank of Canada	23,840	3,675,842
Shopify Inc., Class A(a)	15,115	2,399,126
Stantec Inc.	7,003	675,720
Sun Life Financial Inc.	17,630	1,042,825
TFI International Inc.	3,576	313,497
Thomson Reuters Corp.	4,376	592,777
TMX Group Ltd.	13,930	511,765
Toromont Industries Ltd.	1,192	139,573
Toronto-Dominion Bank (The)	28,608	2,402,749
Wheaton Precious Metals Corp.	14,966	1,647,336
WSP Global Inc.	4,917	863,347
		39,281,480
China — 0.0%
Wharf Holdings Ltd. (The)	35,000	106,233
Denmark — 1.9%
Carlsberg A/S, Class B	596	74,115
Coloplast A/S, Class B	3,161	285,445
Danske Bank A/S	1,789	82,173
Demant A/S(a)	2,086	71,094
DSV A/S	3,344	763,722
Genmab A/S(a)	596	191,486
Novo Nordisk A/S, Class B	42,150	2,087,389
Novonesis Novozymes B, Class B	12,966	809,355
Orsted A/S(a)(b)	5,392	114,843
Pandora A/S	457	54,687
Rockwool AS, Class B	8,493	287,103
Tryg A/S	4,768	118,107
Vestas Wind Systems A/S	21,605	513,594
		5,453,113
Finland — 1.2%
Elisa OYJ	1,119	49,053
Fortum OYJ	11,026	226,626
Kesko OYJ, Class B	35,917	765,835
Kone OYJ, Class B	7,152	486,695
Nokia OYJ	83,473	508,361
Orion OYJ, Class B	4,030	288,510
Sampo OYJ, Class A	72,130	848,381
UPM-Kymmene OYJ	10,430	284,744
		3,458,205

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France — 9.5%
Aeroports de Paris SA	2,164	$317,378
Amundi SA(b)	1,192	95,426
AXA SA	23,551	1,063,981
BioMerieux	973	121,910
BNP Paribas SA	4,227	361,319
Capgemini SE	1,715	268,710
Cie de Saint-Gobain SA	3,278	327,167
Covivio SA/France	14,227	919,100
Dassault Systemes SE	8,578	240,262
Edenred SE	1,379	29,572
Eiffage SA	4,321	597,066
EssilorLuxottica SA	4,968	1,781,896
Eurofins Scientific SE	4,375	297,997
Gecina SA	10,153	941,250
Getlink SE	65,012	1,175,924
Hermes International SCA	619	1,510,573
Ipsen SA	2,168	313,007
Kering SA	1,423	484,589
Klepierre SA	36,803	1,432,672
Legrand SA	7,928	1,202,785
L'Oreal SA	4,376	1,908,749
LVMH Moet Hennessy Louis Vuitton SE	3,819	2,822,713
Pernod Ricard SA	6,407	577,561
Publicis Groupe SA	1,859	181,441
Sanofi SA	17,626	1,757,971
Sartorius Stedim Biotech	894	215,448
Schneider Electric SE	12,814	3,448,318
STMicroelectronics NV	14,511	334,284
Unibail-Rodamco-Westfield, New	6,910	733,981
Vinci SA	12,218	1,733,878
		27,196,928
Germany — 6.6%
adidas AG	2,682	499,546
Allianz SE, Registered	6,299	2,718,999
Beiersdorf AG	1,506	161,949
Commerzbank AG	4,944	193,994
Deutsche Bank AG, Registered	22,537	799,068
Deutsche Boerse AG	2,533	677,071
Deutsche Post AG, Registered	5,263	273,909
Deutsche Telekom AG, Registered	33,403	1,077,172
Hannover Rueck SE	771	231,812
Henkel AG & Co. KGaA	1,829	137,303
Hensoldt AG	4,023	319,206
Infineon Technologies AG	23,557	994,467
LEG Immobilien SE	2,980	223,883
Merck KGaA	2,831	381,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,248	1,416,731
QIAGEN NV	6,301	300,775
Rational AG	447	334,166
Rheinmetall AG	596	1,019,392
SAP SE	14,969	3,613,666
Scout24 SE(b)	447	45,720
Siemens AG, Registered	8,520	2,259,534
Siemens Healthineers AG(b)	4,621	229,836
Symrise AG, Class A	2,831	234,336
Talanx AG(a)	756	98,236
Vonovia SE	16,539	500,688
Zalando SE(a)(b)	3,129	84,289
		18,827,322
Security	Shares	Value
Hong Kong — 1.9%
AIA Group Ltd.	178,800	$1,862,359
CK Asset Holdings Ltd.	41,500	213,381
Futu Holdings Ltd., ADR	894	151,676
Henderson Land Development Co. Ltd.	184,000	695,338
Hong Kong Exchanges & Clearing Ltd.	18,400	978,521
MTR Corp. Ltd.	223,500	887,520
Sino Land Co. Ltd.	298,000	400,277
Techtronic Industries Co. Ltd.	18,500	217,581
		5,406,653
Ireland — 0.3%
Kerry Group PLC, Class A	1,561	144,910
Kingspan Group PLC	7,319	628,296
		773,206
Israel — 0.7%
Azrieli Group Ltd.	5,232	531,586
Bank Leumi Le-Israel BM	9,387	196,857
Check Point Software Technologies Ltd.(a)	894	166,972
CyberArk Software Ltd.(a)	298	136,660
Elbit Systems Ltd.	473	221,913
Monday.com Ltd.(a)	447	64,306
Nova Ltd.(a)	596	186,986
Teva Pharmaceutical Industries Ltd., ADR(a)	17,164	461,540
Wix.com Ltd.(a)	530	50,726
		2,017,546
Italy — 3.0%
Banca Monte dei Paschi di Siena SpA	16,837	159,291
Banco BPM SpA	59,059	851,223
BPER Banca SpA	28,012	337,565
Davide Campari-Milano NV	34,053	232,461
Ferrari NV	2,748	1,079,477
FinecoBank Banca Fineco SpA	15,645	384,836
Intesa Sanpaolo SpA	63,959	414,901
Moncler SpA	6,606	446,466
Nexi SpA(b)	9,695	45,337
Poste Italiane SpA(b)	10,287	246,240
Recordati Industria Chimica e Farmaceutica SpA	9,803	579,703
Terna - Rete Elettrica Nazionale	152,631	1,609,583
UniCredit SpA	26,002	1,935,659
Unipol Assicurazioni SpA	3,885	89,225
		8,411,967
Japan — 17.6%
Advantest Corp.	14,900	1,982,602
Ajinomoto Co. Inc.	1,800	41,766
Asics Corp.	8,300	198,808
Astellas Pharma Inc.	59,600	749,435
Bandai Namco Holdings Inc.	7,600	223,016
Canon Inc.	14,900	438,388
Capcom Co. Ltd.	1,800	44,011
Central Japan Railway Co.	44,700	1,221,521
Chiba Bank Ltd. (The)	18,500	195,007
Chugai Pharmaceutical Co. Ltd.	14,900	797,837
Daifuku Co. Ltd.	8,300	262,540
Daiichi Sankyo Co. Ltd.	29,800	734,480
Daiwa Securities Group Inc.	29,800	247,217
Disco Corp.	1,800	501,968
East Japan Railway Co.	44,700	1,155,517
FANUC Corp.	23,100	740,400
Fast Retailing Co. Ltd.	3,300	1,205,668
Fujikura Ltd.	2,600	300,893
Fujitsu Ltd.	17,600	466,949
Hitachi Ltd.	29,800	949,009

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hoya Corp.	6,500	$976,425
Hulic Co. Ltd.	14,900	164,346
Japan Exchange Group Inc.	44,700	510,777
Japan Post Bank Co. Ltd.	44,700	537,938
KDDI Corp.	14,900	256,342
Keyence Corp.	4,200	1,429,719
Kikkoman Corp.	29,800	272,725
Kobe Bussan Co. Ltd.	2,700	65,627
Konami Group Corp.	1,900	290,381
Kyocera Corp.	29,800	407,933
Kyowa Kirin Co. Ltd.	14,900	250,824
Lasertec Corp.	2,000	361,072
M3 Inc.	3,600	59,406
Makita Corp.	14,900	433,225
Mitsubishi Estate Co. Ltd.	29,800	703,074
Mitsubishi UFJ Financial Group Inc.	163,900	2,569,875
Mitsui Fudosan Co. Ltd.	44,700	525,025
Mizuho Financial Group Inc.	29,800	1,050,952
MonotaRO Co. Ltd.	1,700	24,909
MS&AD Insurance Group Holdings Inc.	14,900	330,598
Murata Manufacturing Co. Ltd.	59,600	1,226,919
NEC Corp.	14,900	562,961
Nintendo Co. Ltd.	15,400	1,305,255
Nippon Building Fund Inc.	1,043	997,137
Nippon Paint Holdings Co. Ltd.	23,200	151,317
Nitto Denko Corp.	7,600	188,065
Nomura Research Institute Ltd.	600	23,966
Obic Co. Ltd.	14,900	479,347
Olympus Corp.	23,100	310,584
Oracle Corp./Japan	900	77,411
Oriental Land Co. Ltd./Japan	14,900	286,609
ORIX Corp.	29,800	814,574
Otsuka Holdings Co. Ltd.	3,600	203,887
Pan Pacific International Holdings Corp.	29,800	180,611
Rakuten Group Inc.(a)	44,700	273,575
Recruit Holdings Co. Ltd.	17,000	869,486
Renesas Electronics Corp.	44,700	527,128
Resona Holdings Inc.	14,900	151,686
Ryohin Keikaku Co. Ltd.	14,900	295,521
SBI Holdings Inc.	29,800	628,388
SCREEN Holdings Co. Ltd.	3,800	313,408
Secom Co. Ltd.	200	6,760
Shimadzu Corp.	14,900	425,324
Shin-Etsu Chemical Co. Ltd.	29,800	892,322
Shionogi & Co. Ltd.	44,700	766,656
SMC Corp.	2,100	738,647
SoftBank Group Corp.	14,900	1,602,657
Sompo Holdings Inc.	15,100	478,243
Sony Group Corp.	89,400	2,623,317
Sumitomo Mitsui Financial Group Inc.	44,700	1,352,554
Sumitomo Realty & Development Co. Ltd.	14,900	720,032
T&D Holdings Inc.	8,300	180,313
Takeda Pharmaceutical Co. Ltd.	32,500	937,048
TDK Corp.	29,800	489,140
Terumo Corp.	14,900	232,363
TIS Inc.	6,900	228,021
Toho Co. Ltd./Tokyo	600	34,551
Tokio Marine Holdings Inc.	29,800	1,056,437
Tokyo Electron Ltd.	6,700	1,369,731
Tokyo Metro Co. Ltd.	29,800	306,436
Toyota Motor Corp.	74,500	1,502,801
Trend Micro Inc./Japan	300	14,983
Security	Shares	Value
Japan (continued)
Yokohama Financial Group, Inc.	29,800	$235,750
ZOZO Inc.	44,700	385,066
		50,125,192
Netherlands — 4.1%
Adyen NV(a)(b)	380	593,925
ASM International NV	679	375,608
ASML Holding NV	5,662	5,988,429
ASR Nederland NV	4,172	281,685
BE Semiconductor Industries NV	1,721	260,680
Coca-Cola Europacific Partners PLC	5,855	536,845
DSM-Firmenich AG	3,427	281,881
EXOR NV, NVS	2,831	238,502
ING Groep NV	6,281	162,860
InPost SA(a)	17,038	200,061
NN Group NV	10,887	790,062
Prosus NV	25,783	1,625,462
Universal Music Group NV	11,324	291,001
Wolters Kluwer NV	768	81,457
		11,708,458
New Zealand — 0.2%
Auckland International Airport Ltd.	48,447	222,488
Contact Energy Ltd.	25,822	142,764
Fisher & Paykel Healthcare Corp. Ltd., Class C	12,069	258,599
		623,851
Norway — 1.4%
DNB Bank ASA	42,614	1,139,513
Gjensidige Forsikring ASA	21,478	600,535
Kongsberg Gruppen ASA	2,980	70,605
Mowi ASA	44,732	1,016,106
Orkla ASA	21,605	231,286
Salmar ASA	14,818	867,039
		3,925,084
Portugal — 0.5%
EDP Renovaveis SA	48,649	648,241
EDP SA	141,152	630,156
		1,278,397
Singapore — 1.7%
CapitaLand Ascendas REIT	521,500	1,132,683
CapitaLand Integrated Commercial Trust	964,610	1,752,072
CapitaLand Investment Ltd./Singapore	14,900	30,518
DBS Group Holdings Ltd.	11,600	485,906
Grab Holdings Ltd., Class A(a)	77,943	424,789
Sea Ltd., ADR(a)	5,869	815,850
Singapore Exchange Ltd.	20,497	267,274
		4,909,092
Spain — 3.1%
Aena SME SA(b)	48,276	1,314,792
Amadeus IT Group SA	7,503	552,173
Banco Bilbao Vizcaya Argentaria SA	54,610	1,180,320
Banco Santander SA	203,832	2,186,484
CaixaBank SA	47,693	532,559
Cellnex Telecom SA(b)	2,384	71,597
Ferrovial SE	24,142	1,583,333
Iberdrola SA	43,061	908,926
Redeia Corp. SA	21,623	386,107
		8,716,291
Sweden — 3.7%
AddTech AB, Class B	2,682	92,297
Assa Abloy AB, Class B	7,483	284,608
Atlas Copco AB, Class A	54,403	924,528

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Atlas Copco AB, Class B	40,740	$623,589
Epiroc AB, Class A	16,004	343,751
Epiroc AB, Class B	8,950	172,525
Evolution AB(b)	212	14,519
Fastighets AB Balder, Class B(a)	6,003	43,158
H & M Hennes & Mauritz AB, Class B	10,093	183,381
Hexagon AB, Class B	60,071	704,331
Holmen AB, Class B	6,299	230,773
Industrivarden AB, Class A	2,138	89,799
Industrivarden AB, Class C	6,595	277,244
Indutrade AB	3,576	88,858
Investor AB, Class B	24,782	843,844
Nibe Industrier AB, Class B	40,156	148,643
Nordea Bank Abp	36,509	646,050
Sagax AB, Class B	13,638	291,793
Sandvik AB	20,721	626,592
Skandinaviska Enskilda Banken AB, Class A	34,155	679,696
Spotify Technology SA(a)	1,860	1,113,898
Svenska Cellulosa AB SCA, Class B	40,588	527,771
Svenska Handelsbanken AB, Class A	44,140	612,964
Swedbank AB, Class A	6,864	218,441
Tele2 AB, Class B	21,307	339,475
Telefonaktiebolaget LM Ericsson, Class B	36,375	351,003
Trelleborg AB, Class B	4,192	176,160
		10,649,691
Switzerland — 10.2%
ABB Ltd., Registered	41,124	2,959,438
Alcon AG	7,336	584,798
Baloise Holding AG, Registered	2,831	740,928
Banque Cantonale Vaudoise, Registered	2,425	294,090
Belimo Holding AG, Registered	298	292,351
BKW AG	4,523	944,582
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	132,501
Chocoladefabriken Lindt & Spruengli AG, Registered	4	595,922
EMS-Chemie Holding AG, Registered	158	107,965
Galderma Group AG	2,457	490,517
Geberit AG, Registered	1,364	1,063,586
Givaudan SA, Registered	227	957,765
Julius Baer Group Ltd.	4,523	322,704
Logitech International SA, Registered	2,592	292,476
Lonza Group AG, Registered	971	666,539
Novartis AG, Registered	30,443	3,971,594
Partners Group Holding AG	447	530,601
Roche Holding AG, Bearer	447	177,977
Roche Holding AG, NVS	9,851	3,773,950
Sandoz Group AG	7,336	518,916
Schindler Holding AG, Participation Certificates, NVS	1,658	592,764
Schindler Holding AG, Registered	823	279,359
SGS SA	894	102,561
Sika AG, Registered	2,000	394,724
Sonova Holding AG, Registered	1,207	301,297
Straumann Holding AG	2,682	306,552
Swiss Life Holding AG, Registered	596	653,702
Swiss Prime Site AG, Registered	9,089	1,340,285
Swiss Re AG	5,215	920,306
Swisscom AG, Registered	745	535,458
UBS Group AG, Registered	45,178	1,743,619
VAT Group AG(b)	1,416	624,918
Zurich Insurance Group AG	2,451	1,762,280
		28,977,025
Security	Shares	Value
United Kingdom — 10.3%
3i Group PLC	26,149	$1,093,420
Admiral Group PLC	4,619	193,784
Antofagasta PLC	36,058	1,318,443
Ashtead Group PLC	15,562	995,450
AstraZeneca PLC	21,922	4,064,535
Auto Trader Group PLC(b)	11,324	95,762
Aviva PLC	115,645	997,826
Barclays PLC	284,894	1,616,149
Barratt Redrow PLC	36,218	189,227
Bunzl PLC	10,649	305,104
Coca-Cola HBC AG, Class DI	2,599	130,390
Compass Group PLC	9,112	286,501
Diageo PLC	36,215	832,406
Experian PLC	11,482	504,581
GSK PLC	66,950	1,593,145
Haleon PLC	155,591	765,179
Halma PLC	13,715	647,218
Hikma Pharmaceuticals PLC	3,576	73,603
HSBC Holdings PLC	224,990	3,188,330
Informa PLC	41,777	531,241
InterContinental Hotels Group PLC	2,682	356,056
Intertek Group PLC	447	27,351
Land Securities Group PLC	61,095	489,069
Legal & General Group PLC	190,869	624,198
Lloyds Banking Group PLC	1,013,720	1,285,642
London Stock Exchange Group PLC	4,227	497,909
NatWest Group PLC, NVS	83,165	694,135
Next PLC	4,172	780,283
Pearson PLC	11,922	157,573
Prudential PLC	19,258	279,034
Reckitt Benckiser Group PLC	5,662	438,802
RELX PLC	23,244	932,175
Rentokil Initial PLC	54,882	302,130
Schroders PLC	21,034	108,110
Segro PLC	96,442	911,169
Severn Trent PLC	19,817	739,171
Smith & Nephew PLC	15,986	265,627
Smiths Group PLC	6,447	208,708
Spirax Group PLC	4,172	370,260
United Utilities Group PLC	15,943	261,092
Wise PLC, Class A(a)	5,709	66,806
		29,217,594
Total Common Stocks — 98.9% (Cost: $251,099,455)		281,768,071
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	6,109	317,677
Henkel AG & Co. KGaA, Preference Shares, NVS	2,697	217,533
Sartorius AG, Preference Shares, NVS	596	173,831
		709,041
Total Preferred Stocks — 0.2% (Cost: $722,538)		709,041
Total Long-Term Investments — 99.1% (Cost: $251,821,993)		282,477,112

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	672,751	$673,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	80,000	80,000
Total Short-Term Securities — 0.3% (Cost: $753,079)		753,087
Total Investments — 99.4% (Cost: $252,575,072)		283,230,199
Other Assets Less Liabilities — 0.6%		1,723,295
Net Assets — 100.0%		$284,953,494

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,012,775	$—	$(339,704)(a)	$16	$—	$673,087	672,751	$765 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	60,000 (a)	—	—	—	80,000	80,000	1,846	—
				$16	$—	$753,087		$2,611	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Europe 600 Index	46	12/19/25	$1,541	$17,211
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Redeia Corp. SA	HSBC Bank PLC	$546,000	02/10/28	0.45%	1D ESTR	Monthly	$3,885

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Redeia Corp. SA	JPMorgan Chase Bank N.A.	$312,547	02/11/26	0.28%	1D ESTR	Monthly	$2,224
Singapore Exchange Ltd.	HSBC Bank PLC	37,882	02/10/28	0.55%	SORA	Monthly	(28)
Total long positions of equity swaps							6,081
Net dividends and financing fees							(3,030)
Total equity swap contracts including dividends and financing fees							$3,051

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$43,239,293	$238,528,778	$—	$281,768,071
Preferred Stocks	—	709,041	—	709,041
Short-Term Securities
Money Market Funds	753,087	—	—	753,087
	$43,992,380	$239,237,819	$—	$283,230,199
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,211	$6,109	$—	$23,320
Liabilities
Equity Contracts	—	(3,058)	—	(3,058)
	$17,211	$3,051	$—	$20,262

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SORA	SGD - Overnight Rate Average